Derivatives Recognized as Hedging Instruments - Summary of Periods in which Cash Flows Associated with Cash Flow Hedges are Expected to Occur and Fair Values of Related Hedging Instruments (Detail) - Cash Flow Hedges [member] - USD ($)
$ in Thousands
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income	$ 536	$ 7,456
Financial Liabilities At Fair Value Through Other Comprehensive Income	1,241
Fuel Price [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income	525	2,566
Interest Rate [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income	11	4,890
Financial Liabilities At Fair Value Through Other Comprehensive Income	1,241
Later Than One Month and Not Later Than Twelve Months [member] | Fuel Price [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income	525	2,566
Later Than One Month and Not Later Than Twelve Months [member] | Interest Rate [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income		112
Later Than Twelve Months and Not Later Than Twenty Four Months [member] | Interest Rate [member]
Disclosure of information about credit exposures designated as measured at fair value through profit or loss [line items]
Financial instruments at fair value though other comprehensive income	11	$ 4,778
Financial Liabilities At Fair Value Through Other Comprehensive Income	$ 1,241